ProShares Metaverse ETF Average Annual Total Returns			12 Months Ended	34 Months Ended
		May 30, 2025	Dec. 31, 2024	Dec. 31, 2024
Solactive Metaverse Theme Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.19%	8.52%
MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		18.01%	11.18%
None
Prospectus [Line Items]
Average Annual Return, Percent			17.14%	8.36%
Performance Inception Date		Mar. 15, 2022
None | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			16.96%	8.20%
None | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			10.25%	6.45%

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.